Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total [1]	Net Actuarial Gain on Defined Benefit Plans [Member] [2]	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member] Net Fair Value Gain (Loss) on Investments [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member] Loss on Currency Translation of Foreign Operations [Member]	Accumulated Other Comprehensive (Loss) Income ("AOCI") [Member] Other [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2017	$ 8,303	$ 0	$ 1,806	$ 230	$ 25	$ 73	$ (2)	$ (46)	$ 6,242
Merger impact (Note 4)	15,904	0	15,898	7	0	0	0	0	(1)
Net earnings	3,573	0	0	0	0	0	0	0	3,573
Other comprehensive (loss) income	(302)	54	0	0	(302)	(99)	(249)	(8)	0	[1]
Shares repurchased (Note 25)	(1,852)	0	(998)	(23)	0	0	0	0	(831)
Dividends declared	(1,273)	0	0	0	0	0	0	0	(1,273)
Effect of share-based compensation including issuance of common shares	51	0	34	17	0	0	0	0	0
Transfer of net actuarial gain on defined benefit plans	0	(54)	0	0	(54)	0	0	0	54
Transfer of net loss on sale of investment	0	0	0	0	19	19	0		(19)
Transfer of net loss on cash flow hedges	21	0	0	0	21	0	0	21	0
Ending balance at Dec. 31, 2018	24,425	0	16,740	231	(291)	(7)	(251)	(33)	7,745
Net earnings	992	0	0	0	0	0	0	0	992
Other comprehensive (loss) income	36	7	0	0	36	(25)	47	7	0
Shares repurchased (Note 25)	(1,878)	0	(992)	0	0	0	0	0	(886)
Dividends declared	(754)	0	0	0	0	0	0	0	(754)
Effect of share-based compensation including issuance of common shares	40	0	23	17	0	0	0	0	0
Transfer of net actuarial gain on defined benefit plans	0	(7)	0	0	(7)	0	0	0	7
Transfer of net loss on sale of investment	0	0	0	0	3	3	0		(3)
Transfer of net loss on cash flow hedges	8	0	0	0	8	0	0	8	0
Ending balance at Dec. 31, 2019	$ 22,869	$ 0	$ 15,771	$ 248	$ (251)	$ (29)	$ (204)	$ (18)	$ 7,101

[1]	All equity transactions were attributable to common shareholders.
[2]	Any amounts incurred during a period we closed out to retain earnings at each period-end. Therefore, no balance exists at the beginning or end of period.